Other Current Assets	6 Months Ended
Jun. 30, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other current assets	OTHER CURRENT ASSETS
Other current assets consist of the following:

(in thousands of $)	June 30, 2023	December 31, 2022
MTM asset on TTF linked commodity swap derivatives (note 21)	44,628	73,583
Receivable from TTF linked commodity swap derivatives	7,581	4,638
MTM asset on IRS derivatives (note 21)	5,557	—
Interest receivable from money market deposits and bank accounts	4,950	3,617
Prepaid expenses	3,319	2,760
Receivable from IRS derivatives	2,461	1,923
Investment in listed equity securities (notes 8 and 12)	—	224,788
Other receivables	4,166	3,925
Other current assets	72,662	315,234